Risk management - Forborne Loans (Details) - Credit risk - Forborne loan portfolio € in Millions	6 Months Ended
	Jun. 30, 2019 EUR (€) contract	Dec. 31, 2018 EUR (€)
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 25,287	€ 30,527
Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (10,122)
Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	1,786,679
Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 9,635
With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	770,394
With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 25,774
Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	15,949
Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3,682
Public sector | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (2)
Public sector | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	36
Public sector | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 34
Public sector | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	16
Public sector | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 10
Public sector | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	8
Other financial institutions (Financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (28)
Other financial institutions (Financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	585
Other financial institutions (Financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 58
Other financial institutions (Financial business activity) | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	268
Other financial institutions (Financial business activity) | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 102
Other financial institutions (Financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	15
Other financial institutions (Financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	28
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (5,825)
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	145,564
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 5,916
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	45,194
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 12,919
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	8,398
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,272
Construction and property development | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (594)
Construction and property development | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	5,963
Construction and property development | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 252
Construction and property development | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	1,909
Construction and property development | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,653
Construction and property development | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,363
Construction and property development | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	46
Other warehouses | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (4,267)
Other warehouses | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	1,640,494
Other warehouses | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 3,627
Other warehouses | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	724,916
Other warehouses | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 12,743
Other warehouses | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	7,528
Other warehouses | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	2,382
Nonperforming | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (8,264)
Nonperforming | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	1,012,014
Nonperforming | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 5,748
Nonperforming | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	175,467
Nonperforming | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 12,361
Nonperforming | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	8,466
Nonperforming | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	990
Nonperforming | Public sector | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (1)
Nonperforming | Public sector | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	11
Nonperforming | Public sector | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 3
Nonperforming | Public sector | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	10
Nonperforming | Public sector | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4
Nonperforming | Public sector | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3
Nonperforming | Other financial institutions (Financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (20)
Nonperforming | Other financial institutions (Financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	290
Nonperforming | Other financial institutions (Financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 26
Nonperforming | Other financial institutions (Financial business activity) | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	126
Nonperforming | Other financial institutions (Financial business activity) | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 18
Nonperforming | Other financial institutions (Financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	10
Nonperforming | Other financial institutions (Financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (5,408)
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	89,277
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 3,927
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	30,229
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 7,793
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	5,143
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	622
Nonperforming | Construction and property development | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (576)
Nonperforming | Construction and property development | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	4,246
Nonperforming | Construction and property development | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 200
Nonperforming | Construction and property development | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	1,400
Nonperforming | Construction and property development | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,146
Nonperforming | Construction and property development | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	877
Nonperforming | Construction and property development | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	44
Nonperforming | Other warehouses | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (2,835)
Nonperforming | Other warehouses | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	922,436
Nonperforming | Other warehouses | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,792
Nonperforming | Other warehouses | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	145,102
Nonperforming | Other warehouses | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,546
Nonperforming | Other warehouses | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3,310
Nonperforming | Other warehouses | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 367